Financial Instruments - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	$ (10,000)	$ (50,000)
Cash, cash equivalents and restricted cash	176,110	96,790	$ 40,782	$ 60,507
Operating lease right-of-use assets (note 7)	10,758	19,560
Long-term debt, including current portion (note 6)	(312,938)	(559,679)
Total obligations related to finance leases	(402,519)	(414,788)
Estimate of Fair Value Measurement [Member] | Fair Value, Recurring [Member] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	176,110	95,332
Estimate of Fair Value Measurement [Member] | Fair Value, Recurring [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	(9,991)	(50,000)
Long-term debt, including current portion (note 6)	(314,792)	(558,657)
Total obligations related to finance leases	(465,028)	(442,648)
Assets Held-for-sale, Long Lived, Fair Value Disclosure	0	37,240
Estimate of Fair Value Measurement [Member] | Fair Value, Recurring [Member] | Level 2 | Interest rate swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	(1,038)	(659)
Estimate of Fair Value Measurement [Member] | Fair Value, Recurring [Member] | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	(165)	(86)
Estimate of Fair Value Measurement [Member] | Fair Value, Nonrecurring [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets (note 7)	10,758
Reported Value Measurement [Member] | Fair Value, Recurring [Member] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash, cash equivalents and restricted cash	176,110	95,332
Reported Value Measurement [Member] | Fair Value, Recurring [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term Debt	(10,000)	(50,000)
Advances to equity-accounted for joint venture	6,430	9,930
Long-term debt, including current portion (note 6)	(312,938)	(559,679)
Total obligations related to finance leases	(402,519)	(414,788)
Assets Held-for-sale, Long Lived, Fair Value Disclosure	0	37,240
Reported Value Measurement [Member] | Fair Value, Recurring [Member] | Level 2 | Interest rate swap agreement
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	(1,038)	(659)
Reported Value Measurement [Member] | Fair Value, Recurring [Member] | Level 2 | Forward freight agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative assets	(165)	$ (86)
Reported Value Measurement [Member] | Fair Value, Nonrecurring [Member] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Operating lease right-of-use assets (note 7)	10,758
Ship To Ship Transfer Business [Member] | Ship To Ship Transfer Business [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Accounts Receivable, Fair Value Disclosure	$ 12,800